Form N-1A Supplement	Jul. 25, 2025
XRP ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Volatility Shares Trust
(the “Trust”)

XRP ETF

(each a “Fund” and collectively, the “Funds”)

July 25, 2025

Supplement to the Fund’s Summary Prospectus, Prospectus and Statement of
Additional Information each Dated May 21, 2025

Effect immediately, each Fund’s principal investment strategies have been amended to include the ability for the Fund to invest in options on other investment companies registered under the Investment Company Act of 1940 that invest in similar securities and assets to those in which the Fund may invest. Accordingly, each Fund’s prospectus, summary prospectus and statement of additional information are revised as follows:

1.	Notwithstanding anything to the contrary in each Fund’s prospectus and summary prospectus, the following disclosure is added as the last paragraph under the “Principal Investment Strategies—Other Investments” subsection:

“Options on Other Investment Companies

The Fund may invest in options on other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which the Fund may invest (“Other Investment Companies”), which include exchange-traded funds. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Other Investment Companies that serve as the reference asset for the option contracts utilized by the Fund will be RICs for tax purposes. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.”

2.	The “Derivatives Risk” in the “Principal Risks” section of each Fund’s prospectus and summary prospectus and the “Derivatives Risk” in the “Principal Risks of Investing in the Fund” section of each Fund’s prospectus are each deleted in its entirety and replaced with the following:

“Derivatives Risk. In addition to XRP Futures Contracts, the Fund may obtain exposure through the following other derivatives: (i) swap agreement transactions that reference XRP, XRP-Linked ETPs, XRP Futures Contracts, or XRP-referenced indexes; or (ii) options on Other Investment Companies.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of an XRP-Linked ETP may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an XRP-Linked ETP as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used XRP Futures Contracts.

Further, the Fund may invest in options on Other Investment Companies, which generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. As an options holder, the potential loss is limited to the premium paid for the contract while the potential gain is often unlimited. While leverage means the percentage returns can be significant, the amount of cash required may be smaller than equivalent stock transactions. As an options holder, the Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.”

3.	The first sentence of the “Counterparty Risk” in the “Principal Risks” section of each Fund’s prospectus and summary prospectus and the “Counterparty Risk” in the “Principal Risks of Investing in the Fund” section of each Fund’s prospectus is deleted in its entirety and replaced with the following:

“The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: (i) XRP Futures Contracts; (ii) reverse repurchase agreements; (iii) swaps on XRP, XRP-Linked ETPs, XRP Futures Contracts, or XRP-referenced indexes; and (iv) options on Other Investment Companies.”

4.	Each Fund’s prospectus is revised to add the below disclosure to the end of the “Additional Information Regarding the Fund’s Principal Investment Strategy—Other Investments” subsection:

“Options on Other Investment Companies

The Fund may invest in options on Other Investment Companies, which are funds registered under the 1940 Act, including exchange-traded funds, that invest in similar securities and assets to assets to those in which the Fund may invest. An option on an Other Investment Company is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an Other Investment Company, from the writer of the option (in the case of a call option), or to sell shares of a Other Investment Company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the Other Investment Company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Other Investment Companies that serve as the reference asset for the option contracts utilized by the Fund are RICs for tax purposes.

A put or call option may be exercised at any time during the option period. Put and call options are traded on national securities exchanges and in the OTC market. Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.”

5.	The first sentence of the “Investment Strategies—Types of Investments—Collateral Investments” subsection of each Fund’s statement of additional information is deleted in its entirety and replaced with the following:

“In seeking to achieve its investment objective, and for serving as margin for the Fund’s investments in XRP Futures Contracts, swap agreement transactions that reference XRP, XRP-Linked ETPs, XRP Futures Contracts or XRP-related indexes, or options on Other Investment Companies, the Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, the following:”

6.	The “Investment Strategies—Types of Investments—Other Investments” subsection of each Fund’s statement of additional information is revised to include the below disclosure as the third bullet point:

“•     Options on Other Investment Companies

The Fund may buy and write (sell) options on Other Investment Companies, which are ETFs registered under the 1940 Act that primarily invest in futures contracts that reference bitcoin. Options may settle in cash or settle by a delivery of shares of the Other Investment Company.”

There are no other changes to each Fund’s prospectus, summary prospectus or statement of additional information.

Please Retain This Supplement for Future Reference.

2x XRP ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Volatility Shares Trust
(the “Trust”)

2x XRP ETF

(each a “Fund” and collectively, the “Funds”)

July 25, 2025

Supplement to the Fund’s Summary Prospectus, Prospectus and Statement of
Additional Information each Dated May 21, 2025

Effect immediately, each Fund’s principal investment strategies have been amended to include the ability for the Fund to invest in options on other investment companies registered under the Investment Company Act of 1940 that invest in similar securities and assets to those in which the Fund may invest. Accordingly, each Fund’s prospectus, summary prospectus and statement of additional information are revised as follows:

1.	Notwithstanding anything to the contrary in each Fund’s prospectus and summary prospectus, the following disclosure is added as the last paragraph under the “Principal Investment Strategies—Other Investments” subsection:

“Options on Other Investment Companies

The Fund may invest in options on other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which the Fund may invest (“Other Investment Companies”), which include exchange-traded funds. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Other Investment Companies that serve as the reference asset for the option contracts utilized by the Fund will be RICs for tax purposes. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.”

2.	The “Derivatives Risk” in the “Principal Risks” section of each Fund’s prospectus and summary prospectus and the “Derivatives Risk” in the “Principal Risks of Investing in the Fund” section of each Fund’s prospectus are each deleted in its entirety and replaced with the following:

“Derivatives Risk. In addition to XRP Futures Contracts, the Fund may obtain exposure through the following other derivatives: (i) swap agreement transactions that reference XRP, XRP-Linked ETPs, XRP Futures Contracts, or XRP-referenced indexes; or (ii) options on Other Investment Companies.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of an XRP-Linked ETP may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an XRP-Linked ETP as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used XRP Futures Contracts.

Further, the Fund may invest in options on Other Investment Companies, which generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. As an options holder, the potential loss is limited to the premium paid for the contract while the potential gain is often unlimited. While leverage means the percentage returns can be significant, the amount of cash required may be smaller than equivalent stock transactions. As an options holder, the Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.”

3.	The first sentence of the “Counterparty Risk” in the “Principal Risks” section of each Fund’s prospectus and summary prospectus and the “Counterparty Risk” in the “Principal Risks of Investing in the Fund” section of each Fund’s prospectus is deleted in its entirety and replaced with the following:

“The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: (i) XRP Futures Contracts; (ii) reverse repurchase agreements; (iii) swaps on XRP, XRP-Linked ETPs, XRP Futures Contracts, or XRP-referenced indexes; and (iv) options on Other Investment Companies.”

4.	Each Fund’s prospectus is revised to add the below disclosure to the end of the “Additional Information Regarding the Fund’s Principal Investment Strategy—Other Investments” subsection:

“Options on Other Investment Companies

The Fund may invest in options on Other Investment Companies, which are funds registered under the 1940 Act, including exchange-traded funds, that invest in similar securities and assets to assets to those in which the Fund may invest. An option on an Other Investment Company is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an Other Investment Company, from the writer of the option (in the case of a call option), or to sell shares of a Other Investment Company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the Other Investment Company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Other Investment Companies that serve as the reference asset for the option contracts utilized by the Fund are RICs for tax purposes.

A put or call option may be exercised at any time during the option period. Put and call options are traded on national securities exchanges and in the OTC market. Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.”

5.	The first sentence of the “Investment Strategies—Types of Investments—Collateral Investments” subsection of each Fund’s statement of additional information is deleted in its entirety and replaced with the following:

“In seeking to achieve its investment objective, and for serving as margin for the Fund’s investments in XRP Futures Contracts, swap agreement transactions that reference XRP, XRP-Linked ETPs, XRP Futures Contracts or XRP-related indexes, or options on Other Investment Companies, the Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, the following:”

6.	The “Investment Strategies—Types of Investments—Other Investments” subsection of each Fund’s statement of additional information is revised to include the below disclosure as the third bullet point:

“•     Options on Other Investment Companies

The Fund may buy and write (sell) options on Other Investment Companies, which are ETFs registered under the 1940 Act that primarily invest in futures contracts that reference bitcoin. Options may settle in cash or settle by a delivery of shares of the Other Investment Company.”

There are no other changes to each Fund’s prospectus, summary prospectus or statement of additional information.

Please Retain This Supplement for Future Reference.